Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of transactions between related parties [abstract]
Current remuneration	$ 8.2	$ 19.4
Post-employment benefits	1.0	1.4
Stock-based compensation expense	8.9	9.7
Total	$ 18.1	$ 30.5